April 30, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Barbara C. Jacobs
Assistant Director

  Re:
  Xplore Technologies Corp.
  Amendment No. 4 to Form S-4
  Filed on April 17, 2007
  File No. 333-138675

Dear Ms. Jacobs:

        On behalf of Xplore Technologies Corp. (the "Company"), we are filing herewith Amendment No. 5 to the Company's Registration Statement on Form S-4 (the "Amended Registration Statement"). We are also providing two unmarked copies of the Amended Registration Statement and two copies of the Amended Registration Statement that are marked to show changes from Amendment No. 4 to the Company's Registration Statement on Form S-4 ("Amendment No. 4").

        The Amended Registration Statement is being filed in response to comments of the staff of the Division of Corporation Finance (the "Staff") of the Securities and Exchange Commission (the "Commission"), pursuant to a letter dated April 27, 2007, setting forth comments to Amendment No. 4 filed by the Company on April 17, 2007. Set forth below are the Staff's comments, indicated in bold, and the Company's responses.

Business

Sales, page 53

1.
We note your response to comment 3 in the Staff's letter dated April 5, 2007 indicating that the selective list of customers identified in the prospectus are those customers "who purchased a significant amount of the Company's products in the past or who are well recognized in the industry." Please tell us what percentage of the company's revenues was generated by each of the named customers and whether each customer is a current customer of the company. Selectively identifying customers on the basis of name recognition alone is inappropriate to the extent that the customer is not a material customer of the company. Please advise or revise.

        Response:    The table below sets forth the amount and percentage of revenues generated from each of the named distribution partners for the Company's 2006 fiscal year. Each of these distribution partners is a current customer of the Company.

Distribution Partner	Amount of FY 2006 Revenues	Percentage of FY 2006 Revenues
Methec	$2,801,485	10.2%
Peak Technologies	$2,599,858	9.5%
Psion Teklogix Inc.	$2,081,636	7.6%
Dell, Inc.	$1,461,988	5.3%
Environmental Systems Research Institute	$351,620	1.3%
Hewlett-Packard Company	$236,751	0.9%

Executive Compensation, page 78

2.
Please be advised that we are continuing to examine your executive compensation disclosure. We may have further comments as a result of our continued review.

        Response:    We note that the Staff is continuing to examine the Company's executive compensation disclosure and that the Staff may have further comments as a result of its continued review. The Company respectfully requests that the Staff promptly complete its review of the Company's disclosure regarding executive compensation so that the Company's Registration Statement may be declared effective on or prior to May 15, 2007, when the Company will be required to update its financial statements.

Changes in and Disagreements with Accountants in Accounting and Financial Disclosure under Canadian GAAP, page 76

3.
We note your response to comment 4 in the Staff's letter dated April 5, 2007 and your request to not include an updated Exhibit 16 letter in your next amendment. Pursuant to Item 304 of Regulation S-K, a registrant shall provide the former accountant with a copy of the disclosures it is making in response to Item 304(a) and the registrant shall request the former accountant to furnish the registrant with a letter addressed to the Commission stating whether it agrees with the statements made by the registrant. Considering the Company revised its Item 304 disclosures after Deloitte & Touche provided their Exhibit 16 letter, the Company must provide D&T with a copy of the revised disclosures and D&T should update their Exhibit 16 letter accordingly. Please revise to include an updated Exhibit 16 letter in your next amendment.

        Response:    On April 17, 2007, the Company provided Deloitte & Touche ("D&T") with a copy of its revised disclosure pursuant to Item 304 of Regulation S-K (the "Item 304 Disclosure") and requested that D&T furnish the Company with a letter addressed to the Commission stating whether it agrees with the statements made by the Company in the Item 304 Disclosure. As of today (13 days later), the Company has not received a response. The only change the Company made to the Item 304 Disclosure was to revise the date of D&T's resignation from March 30, 2005 to April 11, 2005, consistent with D&T's letter to the Commission dated November 26, 2006. As the Staff is aware, the Company will be required to update its financial statements after May 15, 2007. The Company respectfully submits that the change in the Item 304 Disclosure is not material to investors. If the Company does not receive D&T's response in a timely manner, the Company respectfully requests that the Staff declare the Company's Registration Statement effective and allow the Company to file the updated Exhibit 16 in a post-effective amendment to the Registration Statement.

Interim Financial Statements

Note 6—Share Capital, page F-8

4.
We note your response to prior comment 7 in the Staff's letter dated April 5, 2007 and your revised disclosures in Note 6 where you state that the Series A and Series B convertible preferred shares have an embedded beneficial conversion feature "since their conversion price is variable based on the future event of a subsequent round of financing at a price lower than the original conversion price of $0.34." The beneficial conversion feature recognized, however, was due to the fact that the Series A and Series B convertible preferred shares had a conversion price that was in-the-money at the date of issuance and was not the result of a contingent future event. If the terms of the contingent conversion option result in an additional beneficial conversion feature, such amount will not be recognized until the triggering event occurs. See Issue 7 of EITF 00-27. Please revise your disclosures to clearly explain that the current beneficial conversion feature is the result of an in-the-money conversion option at the date of commitment.

        Response:    We have revised the section entitled "Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations" on page 68 of the Amended Registration Statement and Note 6 to the Company's interim consolidated financial statements as at December 31, 2006 and for the nine months then ended, on page F-8, to explain more clearly that the current beneficial conversion feature is the result of an in-the-money conversion option at the respective dates of commitment.

Audited Financial Statements

Note 9—Debentures, page F-26

5.
We note that the December 17, 2004 debentures also have a conversion feature which permits the holder to convert the principal amount of each debenture into common shares of the Company at a conversion price of $0.44 per share. We further note that the December 17, 2004 issuance included the issuance of warrants to purchase 9.1 million shares of the Company's common stock at $0.55 per share, which you valued at $945. Tell us how you considered EITF 00-27 in determining whether this issuance included a beneficial conversion feature. Please provide your calculations of relative fair values of the debentures and warrants and accordingly your calculations of the beneficial conversion feature, if any, based on the effective conversion price. Also, include the fair value of the Company's common stock at December 17, 2004 as quoted on the Toronto Stock Exchange and the exchange rate to convert to US dollars used in your calculations.

        Response:    The Company has revised Note 9 on page F-27 to disclose that the December 17, 2004 debentures have a beneficial conversion feature as a result of an in-the-money conversion option at the date of the financing (the commitment date). The calculation of the beneficial conversion feature is as follows:

Closing price of Common Shares on TSX on Dec. 17, 2004:	Cdn$	0.60
Closing price of Common Shares on TSX on Dec. 17, 2004 in U.S. Dollars:		$0.49
Debenture Conversion Price:		$0.44
Difference:		$0.05
Number shares ($5,000,000 divided by .44):		11,363,636
BCF Value:		$560,000

        The Company used a Black-Scholes valuation model to determine the fair value of the convertible debentures and calculated the value of the debentures to be $4,055,000, as follows:

Face Value of Debentures:	$5,000,000
Number of shares issuable upon conversion:	11,363,636
BS Value per share in US dollars:	$0.357
Value Assigned to Debentures:	$4,055,000

With respect to the calculation of the value of the warrants, the Company allocated to the warrants the difference between the face value of the debentures ($5,000,000) and the fair value of the debentures using the Black-Scholes valuation method ($4,055,000). As a result, the fair value assigned to the warrants was $945,000.

        We have revised the sections entitled "Selected Financial Data" on page 8 of the Amended Registration Statement and "Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations" on pages 70 and 72 of the Amended Registration Statement. We have also revised the Company's consolidated financial statements as at March 31, 2006 and 2005 and for the years then ended, and Note 9 thereto, on page F-27.

        The Company respectfully requests that the Staff promptly review the Amended Registration Statement and the Company's responses so that the Company's Registration Statement may be declared effective by the Staff as soon as possible, but in no event later than May 15, 2007.

        If you wish to discuss any of the foregoing responses, please call me at (212) 603-2227.

Very truly yours,
/s/ JONATHAN J. RUSSO Jonathan J. Russo
cc:
Michael J. Rapisand
Xplore Technologies Corp.